POLEN FLOATING RATE INCOME ETF
Portfolio of Investments
July 31, 2026
(Unaudited)
	Par Value	Value
SENIOR LOANS† — 84.9%
Consumer Discretionary Products — 1.3%
International Entertainment JJCo.3 Ltd., New Facility B USD, 6.823% (SOFR +300 bps), 4/29/32(a)	$ 29,391	$ 29,489
WH Borrower, LLC, Initial Term Loan, 8.142% (SOFR +450 bps), 2/20/32(a)(b)	74,250	74,663
		104,152
Consumer Discretionary Services — 7.7%
Bingo Holdings I, LLC, Term Loan, 8.482% (SOFR +475 bps), 6/30/32(a)	78,976	78,946
Catawba Nation Gaming Authority, Initial Term B Loans, 3/29/32(a)(b)	80,000	80,440
Learning Care Group U.S. No.2, Inc., 2024 Refinancing Term Loans, 7.644% - 7.729% (SOFR +400 bps), 8/11/28(a)	338,934	263,733
Prometric Holdings, Inc., Term Loan B, 7.481% (SOFR +375 bps), 6/25/32(a)	19,900	19,932
Scientific Games Holdings LP, 2024 Refi Dollar Term Loan, 6.75% (SOFR +300 bps), 4/4/29(a)	64,735	63,181
SGH2, LLC, Initial Dollar Term Loan, 8.232% (SOFR +450 bps), 8/18/32(a)	74,438	74,717
Turquoise Topco Ltd., Initial Term Loans, 6.982% (SOFR +325 bps), 12/30/32(a)	24,938	24,844
		605,793
Consumer Staple Products — 2.3%
Fiesta Purchaser, Inc., Second Refinancing Term Loan, 6.481% (SOFR +275 bps), 2/12/31(a)	24,688	24,310
Froneri International Ltd., Facility B6, 6.454% (SOFR +250 bps), 9/30/32(a)	24,875	24,779
Golden State Foods, LLC, Syndicated 2026 Refinanced Term Loan, 7.232% (SOFR +350 bps), 12/4/31(a)	19,950	20,011
Lavender Dutch Borrowerco B.V., Facility B (USD), 6.982% (SOFR +325 bps), 12/30/32(a)	54,725	54,745
	Par Value	Value
SENIOR LOANS — (Continued)
Consumer Staple Products — (Continued)
Snacking Investments Bidco Pty Ltd., Initial U.S. Term Loan, 6.323% (SOFR +250 bps), 10/29/32(a)	$ 29,850	$ 29,950
VC GB Holdings I Corp., First Lien Initial Term Loan, 7.494% (SOFR +350 bps), 7/21/28(a)	29,922	30,022
		183,817
Financial Services — 5.9%
BCP VI Summit Holdings LP, Initial Term Loan, 6.397% (SOFR +275 bps), 1/30/32(a)	24,875	24,996
Dragon Buyer, Inc., Term Loan, 6.482% (SOFR +275 bps), 9/30/31(a)	99,245	79,478
Emerald Holding, Inc., Delayed Draw Term Loan, 7/14/33(a)(b)(c)	4,283	4,283
Emerald Holding, Inc., Closing Date Term B Loan, 7/14/33(a)(b)	32,762	32,762
First Eagle Holdings, Inc., Initial Term Loan, 7.232% (SOFR +350 bps), 8/16/32(a)(c)	42,495	42,560
Focus Financial Partners, LLC, Tranche B Incremental Term Loan, 6.231% (SOFR +250 bps), 9/15/31(a)	114,624	113,283
Jane Street Group, LLC, Extended Term Loan, 5.666% (SOFR +200 bps), 12/15/31(a)	69,487	69,295
Nexus Buyer, LLC, Amendment No. 10 Term Loan, 7.731% (SOFR +400 bps), 7/31/31(a)	99,749	97,858
		464,515
Health Care — 9.3%
Bausch & Lomb Corp., 2025-2 Refinancing Term Loan, 7.481% (SOFR +375 bps), 1/15/31(a)	24,588	24,699
Charlotte Buyer, Inc., Third Refinancing Term Loan, 8.148% (SOFR +450 bps), 6/17/31(a)	30,000	30,074
CVET Midco 2 LP, Initial Term Loan, 8.732% (SOFR +500 bps), 10/13/29(a)	313,285	304,776

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN FLOATING RATE INCOME ETF
Portfolio of Investments (Continued)
July 31, 2026
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Health Care — (Continued)
EyeCare Partners, LLC, Tranche B Term Loan, 4.834% (SOFR +110 bps), PIK, 11/30/28(a)(d)	$172,781	$ 84,317
EyeCare Partners, LLC, Tranche C Term Loan, 10.584% (SOFR +685 bps), PIK, 11/30/28(a)(d)(e)	8,684	1,462
EyeCare Partners, LLC, Second Lien Initial Term Loan, 10.834% (SOFR +701 bps), 11/15/29(a)(e)	20,000	3,333
Global Medical Response, Inc., Initial Term Loan, 6.917% (SOFR +325 bps), 10/1/32(a)	12,133	12,197
Heartland Dental, LLC, 2025 Replacement Term Loan, 7.231% (SOFR +350 bps), 8/25/32(a)	61,688	61,847
LifePoint Health, Inc., Term Loan B2, 7.25% (SOFR +350 bps), 5/16/31(a)	19,899	19,000
National Mentor Holdings, Inc., 2025 Refinancing Term B Loan, 9.731% (SOFR +600 bps), 12/12/30(a)	19,950	20,150
Performance Health Holdings, Inc., Initial Term Loan, 7.482% (SOFR +375 bps), 3/19/32(a)	63,079	62,369
Prism Bidco, Inc., Term Loan, 8.732% (SOFR +500 bps), 10/15/32(a)	85,000	83,459
US Fertility Enterprises, LLC, Initial Term Loan, 6.982% - 6.902% (SOFR +325 bps), 12/10/32(a)(c)	25,456	25,592
		733,275
Industrial Products — 2.4%
Dynamo Us Bidco, Inc., Term Loan B1, 6.981% (SOFR +325 bps), 9/30/31(a)	4,988	4,838
EMRLD Borrower LP, Second Amendment Incremental Term Loans, 6.073% (SOFR +225 bps), 8/4/31(a)	24,688	24,717
Hillenbrand, Inc., Term Loan B, 7.231% (SOFR +350 bps), 2/10/33(a)	90,000	89,147
	Par Value	Value
SENIOR LOANS — (Continued)
Industrial Products — (Continued)
TK Elevator Midco Gmbh, (USD) Term Loan B, 6.704% (SOFR +275 bps), 4/30/30(a)	$ 19,577	$ 19,678
TULIP HOLDCO DE, LLC, (USD) Term Loan B, 7/21/33(a)(b)	50,000	49,969
		188,349
Industrial Services — 10.0%
Apple Bidco, LLC, Term Loan, 6.231% (SOFR +250 bps), 9/23/31(a)	24,749	24,838
Berkeley Research Group, LLC, Initial Term Loan, 6.982% (SOFR +324 bps), 5/3/32(a)	54,862	54,990
Crown Subsea Communications Holding, Inc., 2026 Term Loans, 6.731% (SOFR +300 bps), 1/30/31(a)	25,000	25,131
DG Investment Intermediate Holdings 2, Inc., 2025 Refinancing Term Loan, 9.231% (SOFR +550 bps), 7/29/33(a)	65,000	65,691
Gloves Buyer, Inc., Initial Term Loans, 7.417% (SOFR +375 bps), 5/21/32(a)	64,500	64,675
Grant Thornton Advisors, LLC, 2025 Incremental Term Loan, 6.481% (SOFR +275 bps), 6/2/31(a)	79,798	75,402
Infinite Bidco, LLC, First Lien Term Loan, 7.834% (SOFR +401 bps), 3/2/28(a)	60,929	60,777
Infinite Bidco, LLC, Second Lien Initial Term Loan, 11.084% (SOFR +726 bps), 3/2/29(a)	105,000	103,928
Jetblue Airways Corp., Initial Term Loan, 8.427% (SOFR +475 bps), 8/27/29(a)	69,470	60,682
Lsf12 Phoenix Holdco, LLC, Term Loan, 8.231% (SOFR +450 bps), 3/25/33(a)	140,000	139,359
Raven Acquisition Holdings, LLC, Initial Term Loans, 6.731% (SOFR +300 bps), 11/19/31(a)(c)	46,408	46,189

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN FLOATING RATE INCOME ETF
Portfolio of Investments (Continued)
July 31, 2026
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Industrial Services — (Continued)
Ryan, LLC, 2025 Refinancing Term Loan, 7.231% (SOFR +350 bps), 11/5/32(a)	$ 34,913	$ 35,013
Vista Management Holding, Inc., Initial Term Loan, 7.475% (SOFR +375 bps), 4/1/31(a)	24,748	24,828
		781,503
Insurance — 3.4%
Alliant Holdings Intermediate, LLC, 2025 Replacement Term Loan, 6.231% (SOFR +250 bps), 9/19/31(a)	89,274	89,023
Asurion, LLC, New B-14 Term Loans, 7.573% (SOFR +375 bps), 2/23/33(a)	49,875	46,851
Jones DesLauriers Insurance Management, Inc., 2026-1 Term Loans, 6.823% (SOFR +300 bps), 2/2/33(a)	100,000	98,050
Sedgwick Claims Management Services, Inc., 2024 Term Loan, 6.231% (SOFR +250 bps), 7/31/31(a)	34,725	34,532
		268,456
Materials — 9.9%
Aruba Investments Holdings, LLC, Second Lien Initial Term Loan, 11.516% (SOFR +785 bps), 11/24/28(a)(f)	230,000	164,634
Cp Iris Holdco I, Inc., 2025 First Lien Term B Loan (Strip), 7.731% (SOFR +400 bps), 10/27/32(a)(c)	121,196	117,257
Fortis 333, Inc., Dollar Term B Loan, 6.982% (SOFR +325 bps), 3/27/32(a)	32,607	32,611
HP PHRG Borrower, LLC, Closing Date Term Loan, 7.732% (SOFR +400 bps), 2/20/32(a)	93,414	92,986
Ineos US Finance, LLC, New 2031 Dollar Term Loan, 6.731% (SOFR +300 bps), 2/7/31(a)(b)	114,708	107,181
Nouryon Finance BV, 2026 Term B Loan, 7.230% - 7.167% (SOFR +350 bps), 7/8/31(a)	21,838	21,869
	Par Value	Value
SENIOR LOANS — (Continued)
Materials — (Continued)
Olympus Water US Holding Corp., 2025 Incremental Term Loans, 6.982% (SOFR +325 bps), 11/3/32(a)	$ 79,425	$ 79,535
SCIH Salt Holdings, Inc., Term B-1 Loans, 6.35% (SOFR +275 bps), 1/31/29(a)	24,875	24,751
Sparta US HoldCo, LLC, Initial Term Loan, 6.657% (SOFR +300 bps), 8/2/30(a)	79,506	79,561
Stonepeak Motion Finco LLC, Term Loan B, 6/24/33(a)(b)	10,000	10,063
Sword Purchaser, LLC, Initial Dollar Term Loans, 7.731% (SOFR +400 bps), 4/9/33(a)	50,000	48,295
		778,743
Media — 9.2%
Auction.com, LLC, Term Loan, 9.626% (SOFR +600 bps), 5/26/28(a)	343,876	323,823
Cengage Learning, Inc., Term Loan, 6.638% - 6.740% (SOFR +300 bps), 3/24/31(a)	104,675	104,046
Charter Communications Operating, LLC, Term Loan B5, 5.975% (SOFR +225 bps), 12/15/31(a)	69,823	67,331
McGraw-Hill Education, Inc., Term Loan B (2025), 6.231% (SOFR +250 bps), 8/6/31(a)	17,874	17,906
MH Sub I, LLC, 2023 May New Term Loans, 7.981% (SOFR +425 bps), 5/3/28(a)	24,936	24,240
MH Sub I, LLC, Second Lien Term Loan, 9.981% (SOFR +625 bps), 2/23/29(a)	100,000	95,222
Nexstar Media, Inc., Term B-5 Loan, 6.231% (SOFR +250 bps), 6/28/32(a)	14,925	14,887
Oak-Eagle Acquireco, Inc., Term B Loan, 3/24/33(a)(b)	40,000	40,293
Versant Media Group, Inc., Initial Term Loan, 7.232% (SOFR +350 bps), 1/30/31(a)	35,000	35,275
		723,023

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN FLOATING RATE INCOME ETF
Portfolio of Investments (Continued)
July 31, 2026
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Oil & Gas — 0.8%
Venture Global Calcasieu Pass, LLC, Initial Term Loan, 6.954% (SOFR +325 bps), 4/11/33(a)	$ 65,000	$ 65,523
Retail & Wholesale - Discretionary — 4.1%
Autokiniton US Holdings, Inc., 2024 Replacement Term B Loan, 7.845% (SOFR +411 bps), 4/6/28(a)	59,391	59,445
Great Outdoors Group, LLC, Term B-3 Loan, 6.981% (SOFR +325 bps), 1/23/32(a)	14,836	14,925
Mavis Tire Express Services Topco Corp., 2025 First Lien Incremental Term Loan, 6.669% (SOFR +300 bps), 5/4/28(a)	78,258	78,217
Restoration Hardware, Inc., 2022 Incremental Term Loan, 7.081% (SOFR +335 bps), 10/20/28(a)	92,954	92,166
Wand NewCo. 3, Inc., Tranche B-2 Term Loan, 6.231% (SOFR +250 bps), 1/30/31(a)	77,887	78,160
		322,913
Software & Technology Services — 16.5%
Access CIG, LLC, Term B Loan, 7.823% (SOFR +400 bps), 8/19/30(a)	104,211	91,966
Ahead DB Holdings, LLC, Term B-5 Facility, 6.232% (SOFR +250 bps), 2/1/31(a)	69,716	69,198
Applied Systems, Inc., Tranche B-1 Term Loan, 5.982% (SOFR +225 bps), 2/24/31(a)	24,874	24,493
Aragorn Parent Corp., 2026 Replacement Term Loan, 7.231% (SOFR +350 bps), 12/16/30(a)	19,950	20,104
AthenaHealth Group, Inc., Fourth Amendment Term Loans, 6.981% (SOFR +325 bps), 2/17/32(a)	144,222	143,426
Avalara, Inc., Term Loan, 6.232% (SOFR +250 bps), 3/26/32(a)	94,761	89,560
Clover Holdings 2, LLC, Initial Floating Rate Term Loans, 7.426% (SOFR +375 bps), 12/9/31(a)	49,114	48,193
	Par Value	Value
SENIOR LOANS — (Continued)
Software & Technology Services — (Continued)
Clover Holdings 2, LLC, Fixed Term Loan, 7.75%, 12/9/31	$ 23,589	$ 22,528
Cyberswift US Finco, LLC, Term Loan B, 7.48% (SOFR +375 bps), 10/8/32(a)	124,688	124,960
Fortress Intermediate 3, Inc., 2025 Term B Loan, 6.675% (SOFR +300 bps), 6/27/31(a)	34,787	34,773
Kaseya, Inc., Initial Term Loan, 8.823% (SOFR +500 bps), 3/5/33(a)(e)	255,000	145,563
Knowbe4, Inc., Term Loan, 7.573% (SOFR +375 bps), 7/23/32(a)	129,350	97,886
Mitchell International, Inc., Initial Term loan Amendment No. 2, 6.731% (SOFR +300 bps), 6/17/31(a)	39,599	38,569
Project Alpha Intermediate Holding, Inc., First Lien Incremental Term Loan B, 6.982% (SOFR +325 bps), 10/28/30(a)	89,583	70,278
Proofpoint, Inc., Term Loan B, 8/30/30(a)(b)	20,000	19,678
Starlight Parent, LLC, Term Loan, 7.67% (SOFR +400 bps), 4/16/32(a)	139,000	109,115
Trio Bidco, Inc., Delayed Draw Term Loan B, 10/29/32(a)(b)(c)	6,667	6,624
Trio Bidco, Inc., Closing Date Term B Loans, 7.732% (SOFR +400 bps), 10/29/32(a)(b)	92,194	91,599
UKG, Inc., Term Loan B, 6.073% (SOFR +225 bps), 2/10/31(a)	14,925	14,349
Zelis Cost Management Buyer, Inc., Amendment No 5 Term Loan, 6.981% (SOFR +325 bps), 11/26/31(a)	29,924	29,420
		1,292,282
Technology Hardware & Semiconductors — 1.7%
Altar Bidco, Inc., Initial Term Loan, 6.858% (SOFR +335 bps), 2/1/29(a)	49,741	49,878
Vantor Holdings, Inc., Initial Term Loan, 8.118% (SOFR +450 bps), 3/3/33(a)	80,000	80,443
		130,321

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN FLOATING RATE INCOME ETF
Portfolio of Investments (Continued)
July 31, 2026
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Telecommunications — 0.2%
Iridium Satellite, LLC, Term B-4 Loan, 5.981% (SOFR +225 bps), 9/20/30(a)	$ 15,000	$ 15,019
Utilities — 0.2%
Discovery Energy Holding Corp., Term Loan, 6.732% (SOFR +300 bps), 5/1/31(a)	15,000	15,066
TOTAL SENIOR LOANS (Cost $7,053,708)		6,672,750
CORPORATE BONDS† — 9.6%
Consumer Discretionary Products — 1.5%
Dexko Global, Inc., 7.50%, 4/15/32(g)	96,300	80,246
Realtruck Group, Inc., 6.25%, PIK, 7/31/31(d)(g)	196,500	35,431
		115,677
Consumer Discretionary Services — 0.5%
Caesars Entertainment, Inc., 6.50%, 2/15/32(g)	20,000	19,124
Caesars Entertainment, Inc., 6.00%, 10/15/32(g)	25,000	21,950
		41,074
Health Care — 0.5%
Global Medical Response, Inc., 7.375%, 10/1/32(g)	20,000	20,364
National Mentor Holdings, Inc., 10.50%, 12/15/30(g)	20,000	21,116
		41,480
Industrial Products — 0.6%
LSF12 Helix Parent, LLC, 7.125%, 2/1/33(g)	45,000	44,170
Industrial Services — 0.2%
Raven Acquisition Holdings, LLC, 6.875%, 11/15/31(g)	20,000	19,469
Insurance — 0.6%
Asurion, LLC and Asurion Co.-Issuer, Inc., 8.375%, 2/1/34(g)	55,000	50,145
Materials — 3.1%
Baffinland Iron Mines Corp., 8.75%, 7/15/26(e)(f)(g)(h)(i)	330,000	244,596
Media — 0.2%
OAK-Eagle Acquireco, Inc., 7.25%, 7/1/33(g)	15,000	15,553
	Par Value	Value
CORPORATE BONDS — (Continued)
Oil & Gas — 0.3%
Venture Global LNG, Inc., 9.875%, 2/1/32(g)	$ 20,000	$ 21,300
Retail & Wholesale - Discretionary — 0.6%
Avis Budget Car Rental, LLC, 8.375%, 6/15/32(g)	45,000	44,813
Software & Technology Services — 1.0%
CoreWeave, Inc., 9.25%, 6/1/30(g)	35,000	32,765
Ellucian Holdings, Inc., 6.50%, 12/1/29(g)	45,000	43,379
		76,144
Telecommunications — 0.5%
APLD ComputeCo, LLC, 9.25%, 12/15/30(g)	35,000	37,220
TOTAL CORPORATE BONDS (Cost $892,444)		751,641
	Number of Shares
SHORT-TERM INVESTMENT — 8.0%
BNY Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%(j)	628,579	628,579

TOTAL SHORT-TERM INVESTMENT (Cost $628,579)		628,579

TOTAL INVESTMENTS - 102.5% (Cost $8,574,731)		8,052,970
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.5)%		(196,353)
NET ASSETS - 100.0%		$7,856,617

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(b)	All or a portion of this Senior Loan will settle after July 31, 2026, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN FLOATING RATE INCOME ETF
Portfolio of Investments (Concluded)
July 31, 2026
(Unaudited)
(c)	As of July 31, 2026, the Fund had an unfunded loan commitment of $75,380 with this borrower, which could be extended at the option of the borrower. The unfunded loan commitment, which is not included in the Schedule of Investments, had a market value and unrealized gain of $77,201 and $1,821, respectively.
(d)	Payment-in-kind (“PIK”) security which may pay interest in the form of additional principal amount.
(e)	Security is deemed illiquid at July 31, 2026.
(f)	Security is fair valued by the valuation committee in accordance with the policies established by the Board of Trustees.
(g)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2026, these securities amounted to $751,641 or 9.57% of net assets. These securities have been determined by the Fund's adviser to be liquid securities, unless otherwise noted.
(h)	Security is currently in default.
(i)	Security deemed to be restricted as of July 31, 2026. As of July 31, 2026, the fair value of restricted securities in the aggregate was $244,596, representing 3.11% of the Fund’s net assets. Additional information on restricted securities can be found in Note A.
(j)	Rate disclosed is the 7-day yield at July 31, 2026.
†	The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment In Kind
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN HIGH INCOME ETF
Portfolio of Investments
July 31, 2026
(Unaudited)
	Par Value	Value
CORPORATE BONDS† — 90.1%
Consumer Discretionary Products — 5.5%
Adient Global Holdings Ltd., 7.50%, 2/15/33(a)	$210,000	$ 216,859
Beach Acquisition Bidco, LLC, 10.00% (10% Cash / 10.75% PIK), 7/15/33(a)(b)	173,241	186,113
Champ Acquisition Corp., 8.375%, 12/1/31(a)	105,000	109,774
Dexko Global, Inc., 7.50%, 4/15/32(a)	319,300	266,070
IHO Verwaltungs GmbH, 7.375% (7.375% Cash / 8.125% PIK ), 5/15/33(a)(b)	200,000	207,416
Patrick Industries, Inc., 6.375%, 11/1/32(a)	40,000	39,517
Realtruck Group, Inc., 6.25%, PIK, 7/31/31(a)(b)	192,250	34,665
Thor Industries, Inc., 4.00%, 10/15/29(a)	120,000	113,184
		1,173,598
Consumer Discretionary Services — 8.2%
1011778 BC ULC, 4.00%, 10/15/30(a)	85,000	79,897
A&K Travel Group Holdings Ltd., 7.50%, 5/15/33(a)	200,000	199,274
Caesars Entertainment, Inc., 6.50%, 2/15/32(a)	255,000	243,830
Caesars Entertainment, Inc., 6.00%, 10/15/32(a)	130,000	114,138
Fertitta Entertainment, LLC, 6.75%, 1/15/30(a)	75,000	73,695
Jacobs Entertainment, Inc., 6.75%, 2/15/29(a)	55,000	54,001
Light & Wonder International, Inc., 6.25%, 10/1/33(a)	275,000	270,324
Penn Entertainment, Inc., 6.75%, 4/1/31(a)	95,000	95,396
Pioneer Opco, LLC, 7.00%, 5/15/33(a)	110,000	111,134
Scientific Games Holdings LP, 6.625%, 3/1/30(a)	175,000	141,828
Station Casinos, LLC, 6.625%, 3/15/32(a)	215,000	217,380
Yum! Brands, Inc., 5.375%, 4/1/32	165,000	162,896
		1,763,793
	Par Value	Value
CORPORATE BONDS — (Continued)
Consumer Staple Products — 1.7%
Fiesta Purchaser, Inc., 7.875%, 3/1/31(a)	$ 45,000	$ 45,068
Fiesta Purchaser, Inc., 9.625%, 9/15/32(a)	250,000	234,829
Post Holdings, Inc., 6.25%, 10/15/34(a)	90,000	87,560
		367,457
Financial Services — 7.9%
Fair Isaac Corp., 6.25%, 9/15/34(a)	275,000	265,707
Focus Financial Partners, LLC, 6.75%, 9/15/31(a)	385,000	382,844
Jane Street Group / JSG Finance, Inc., 6.125%, 11/1/32(a)	45,000	44,812
JSG Finance, Inc., 7.125%, 4/30/31(a)	230,000	237,494
Osaic Holdings, Inc., 8.00%, 8/1/33(a)	55,000	55,824
Shift4 Payments, LLC / Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(a)	270,000	270,475
VFH Parent, LLC, 7.50%, 6/15/31(a)	115,000	119,333
WEX, Inc., 6.50%, 3/15/33(a)	325,000	323,218
		1,699,707
Health Care — 10.4%
Acadia Healthcare Co., Inc., 7.375%, 3/15/33(a)	155,000	160,077
Charlotte Buyer, Inc., 8.00%, 6/30/31(a)	265,000	267,855
Concentra Health Services, Inc., 6.875%, 7/15/32(a)	110,000	113,254
Global Medical Response, Inc., 7.375%, 10/1/32(a)	290,000	295,282
Insulet Corp., 6.50%, 4/1/33(a)	215,000	217,934
Molina Healthcare, Inc., 6.50%, 2/15/31(a)	40,000	40,410
Molina Healthcare, Inc., 6.25%, 1/15/33(a)	130,000	128,529
National Mentor Holdings, Inc., 10.50%, 12/15/30(a)	275,000	290,346
Option Care Health, Inc., 4.375%, 10/31/29(a)	95,000	91,501
Pediatrix Medical Group, Inc., 5.375%, 2/15/30(a)	95,000	92,981

POLEN HIGH INCOME ETF
Portfolio of Investments (Continued)
July 31, 2026
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Health Care — (Continued)
Select Medical Corp., 6.25%, 12/1/32(a)	$225,000	$ 216,161
Surgery Center Holdings, Inc., 7.25%, 4/15/32(a)	310,000	311,438
		2,225,768
Industrial Products — 6.4%
ATS Corp., 4.125%, 12/15/28(a)	55,000	53,622
Axon Enterprise, Inc., 6.25%, 3/15/33(a)	115,000	116,753
EMRLD Borrower LP, 6.625%, 12/15/30(a)	115,000	116,997
EMRLD Borrower LP, 6.75%, 7/15/31(a)	75,000	77,078
Esab Corp., 6.25%, 4/15/29(a)	55,000	55,647
Goat Holdco, LLC, 6.75%, 2/1/32(a)	285,000	289,792
LSF12 Helix Parent, LLC, 7.125%, 2/1/33(a)	275,000	269,925
TransDigm, Inc., 6.375%, 5/31/33(a)	135,000	135,081
TransDigm, Inc., 6.75%, 1/31/34(a)	135,000	137,214
TransDigm, Inc., 6.125%, 7/31/34(a)	110,000	108,910
		1,361,019
Industrial Services — 5.2%
AMN Healthcare, Inc., 4.00%, 4/15/29(a)	105,000	100,890
AMN Healthcare, Inc., 6.50%, 1/15/31(a)	180,000	180,101
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(a)	270,000	276,964
GB AIT Buyer, Inc., 8.75%, 4/30/34(a)	95,000	94,393
Granite Construction, Inc., 6.375%, 6/15/34(a)	60,000	60,171
JetBlue Airways Corp., 9.875%, 9/20/31(a)	40,000	34,846
Raven Acquisition Holdings, LLC, 6.875%, 11/15/31(a)	330,000	321,231
VM Consolidated, Inc., 5.50%, 4/15/29(a)	40,000	37,242
		1,105,838
Insurance — 5.7%
Alliant Holdings Intermediate, LLC, 7.375%, 10/1/32(a)	290,000	291,973
Ardonagh Finco Ltd., 7.75%, 2/15/31(a)	200,000	203,190
	Par Value	Value
CORPORATE BONDS — (Continued)
Insurance — (Continued)
Asurion, LLC and Asurion Co.-Issuer, Inc., 8.375%, 2/1/34(a)	$235,000	$ 214,256
HUB International Ltd., 7.375%, 1/31/32(a)	370,000	378,575
Jones Deslauriers Insurance Management, Inc., 6.875%, 10/1/33(a)	140,000	132,539
		1,220,533
Materials — 12.1%
AmeriTex HoldCo Intermediate, LLC, 7.625%, 8/15/33(a)	125,000	128,806
Arsenal AIC Parent, LLC, 8.00%, 10/1/30(a)	205,000	213,664
Avient Corp., 6.25%, 11/1/31(a)	180,000	181,472
Baffinland Iron Mines Corp., 8.75%, 7/15/26(a)(c)(d)(e)(f)	700,000	518,840
Celanese US Holdings, LLC, 6.75%, 4/15/33	90,000	91,816
Century Aluminum Co., 6.875%, 8/1/32(a)	210,000	213,501
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(a)	65,000	65,239
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(a)	170,000	171,974
Compass Minerals International, Inc., 8.00%, 7/1/30(a)	235,000	245,796
Huntsman International, LLC, 5.70%, 10/15/34	90,000	84,451
Ingevity Corp., 3.875%, 11/1/28(a)	85,000	82,163
Olympus Water US Holding Corp., 7.25%, 2/15/33(a)	215,000	210,748
Quikrete Holdings, Inc., 6.75%, 3/1/33(a)	265,000	268,669
TriMas Corp., 4.125%, 4/15/29(a)	120,000	114,829
		2,591,968
Media — 6.2%
CCO Holdings, LLC, 7.375%, 2/1/36(a)	150,000	142,800
CCO Holdings, LLC , 4.25%, 1/15/34(a)	195,000	159,446
Discovery Global Holdings, Inc., 5.05%, 3/15/42	160,000	110,000
Lamar Media Corp., 5.375%, 11/1/33(a)	100,000	97,302

POLEN HIGH INCOME ETF
Portfolio of Investments (Continued)
July 31, 2026
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Media — (Continued)
McGraw-Hill Education, Inc., 8.00%, 8/1/29(a)	$185,000	$ 183,630
McGraw-Hill Education, Inc., 7.375%, 9/1/31(a)	90,000	91,205
OAK-Eagle Acquireco, Inc., 7.25%, 7/1/33(a)	310,000	321,437
Outfront Media Capital, LLC, 4.625%, 3/15/30(a)	75,000	72,490
Outfront Media Capital, LLC, 7.375%, 2/15/31(a)	105,000	108,697
Outfront Media Capital, LLC, 6.00%, 6/15/34(a)	35,000	34,551
		1,321,558
Oil & Gas — 4.5%
Archrock Partners LP, 6.625%, 9/1/32(a)	115,000	116,726
Harvest Midstream I LP, 6.75%, 5/15/34(a)	115,000	115,513
Hilcorp Energy I LP, 7.25%, 2/15/35(a)	35,000	34,734
Sunoco LP, 5.375%, 7/15/31(a)	55,000	53,979
Sunoco LP, 5.625%, 7/15/34(a)	95,000	91,901
Teine Energy Ltd., 6.875%, 4/15/29(a)	195,000	195,141
Venture Global LNG, Inc., 9.875%, 2/1/32(a)	235,000	250,272
Venture Global Plaquemines LNG, LLC, 6.75%, 1/15/36(a)	105,000	109,958
		968,224
Retail & Wholesale - Discretionary — 3.1%
Avis Budget Car Rental, LLC, 8.25%, 1/15/30(a)	80,000	81,242
Avis Budget Car Rental, LLC, 8.375%, 6/15/32(a)	80,000	79,668
Builders FirstSource, Inc., 4.25%, 2/1/32(a)	120,000	109,283
Wand NewCo 3, Inc., 7.625%, 1/30/32(a)	260,000	267,101
Wayfair, LLC, 6.75%, 11/15/32(a)	115,000	117,160
		654,454
Software & Technology Services — 5.9%
AthenaHealth Group, Inc., 6.50%, 2/15/30(a)	395,000	381,510
Cloud Software Group, LLC, 6.50%, 3/31/29(a)	60,000	58,567
	Par Value	Value
CORPORATE BONDS — (Continued)
Software & Technology Services — (Continued)
CoreWeave, Inc., 9.00%, 2/1/31(a)	$225,000	$ 203,323
CoreWeave, Inc., 9.75%, 10/1/31(a)	80,000	72,276
Ellucian Holdings, Inc., 6.50%, 12/1/29(a)	325,000	313,294
Fortress Intermediate 3, Inc., 7.50%, 6/1/31(a)	115,000	117,100
Insight Enterprises, Inc., 6.625%, 5/15/32(a)	115,000	115,745
		1,261,815
Technology Hardware & Semiconductors — 0.7%
Coherent Corp., 5.00%, 12/15/29(a)	95,000	93,028
Zebra Technologies Corp., 6.50%, 6/1/32(a)	55,000	55,740
		148,768
Telecommunications — 6.6%
APLD ComputeCo 3, LLC, 7.00%, 6/15/31(a)	220,000	214,002
APLD ComputeCo, LLC, 9.25%, 12/15/30(a)	275,000	292,439
ELK Grove Village Property, LLC, 7.50%, 6/15/31(a)	100,000	96,076
Galaxy Helios Data Centers II, LLC, 9.875%, 8/1/31(a)	155,000	155,609
Meridian Arc Holdco, LLC, 6.25%, 4/30/31(a)	335,000	322,330
SE Cosmos, LLC, 8.875%, 5/1/31(a)	215,000	212,150
Telecom Italia Capital SA, 7.721%, 6/4/38	110,000	123,176
		1,415,782
TOTAL CORPORATE BONDS (Cost $19,677,776)		19,280,282
SENIOR LOANS† — 7.4%
Consumer Discretionary Products — 0.2%
WH Borrower, LLC, Initial Term Loan, 8.156% - 8.192%, 8.142% (SOFR +450 bps), 2/20/32(g)(h)	44,662	44,911
Consumer Discretionary Services — 0.6%
SGH2, LLC, Initial Dollar Term Loan, 8.232% (SOFR +450 bps), 8/18/32(g)(h)	129,813	130,299
Health Care — 2.2%
CVET Midco 2 LP, Initial Term Loan, 8.732% (SOFR +500 bps), 10/13/29(g)	489,091	475,807

POLEN HIGH INCOME ETF
Portfolio of Investments (Continued)
July 31, 2026
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Industrial Products — 0.0%
Dynamo US Bidco, Inc., Term Loan B1, 6.981% (SOFR +325 bps), 9/30/31(g)	$ 4,988	$ 4,838
Industrial Services — 1.0%
Infinite Bidco, LLC, First Lien Term Loan, 7.834% (SOFR +401 bps), 3/2/28(g)	217,149	216,606
Materials — 1.2%
HP PHRG Borrower, LLC, Closing Date Term Loan, 2/20/32(g)(h)	65,000	64,702
Ineos US Finance, LLC, New 2031 Dollar Term Loan, 6.731% (SOFR +300 bps), 2/7/31(g)(h)	204,860	191,418
		256,120
Media — 0.4%
MH Sub I, LLC, Second Lien Term Loan, 9.981% (SOFR +625 bps), 2/23/29(g)	90,000	85,700
Software & Technology Services — 1.7%
Clover Holdings 2, LLC, Initial Floating Rate Term Loans, 7.426% (SOFR +375 bps), 12/9/31(g)	39,500	38,759
Clover Holdings 2, LLC, Fixed Term Loan, 7.75%, 12/9/31	53,165	50,773
CoreWeave Compute Acquisition Co. IV, LLC., Additional Delayed Draw Term Loan, 8.151% (SOFR +450 bps), 11/15/31(g)(i)	32,516	32,537
Kaseya, Inc., Initial Term Loan, 8.823% (SOFR +500 bps), 3/5/33(g)	280,000	159,834
Starlight Parent, LLC, Term Loan, 7.67% (SOFR +400 bps), 4/16/32(g)(h)	114,437	89,833
		371,736
Technology Hardware & Semiconductors — 0.1%
Altar Bidco, Inc., Second Lien Initial Term Loan, 9.11% (SOFR +560 bps), 2/1/30(g)	10,000	9,728
TOTAL SENIOR LOANS (Cost $1,697,996)		1,595,745
	Number of Shares	Value
SHORT-TERM INVESTMENT — 2.1%
BNY Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.56%(j)	443,932	$ 443,932

TOTAL SHORT-TERM INVESTMENT (Cost $443,932)		443,932

TOTAL INVESTMENTS - 99.6% (Cost $21,819,704)		21,319,959
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		89,225
NET ASSETS - 100.0%		$21,409,184

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2026, these securities amounted to $18,707,943 or 87.38% of net assets. These securities have been determined by the Fund's adviser to be liquid securities.
(b)	Payment-in-kind (“PIK”) security which may pay interest in the form of additional principal amount.
(c)	Security is currently in default.
(d)	Security is fair valued by the Adviser, in its role as valuation designee, in accordance with the policies established by the Board of Trustees.
(e)	Security is deemed illiquid at July 31, 2026.
(f)	Security deemed to be restricted as of July 31, 2026. As of July 31, 2026, the fair value of restricted securities in the aggregate was $518,840, representing 2.42% of the Fund’s net assets. Additional information on restricted securities can be found in Note A.
(g)	Variable or floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(h)	All or a portion of this Senior Loan will settle after July 31, 2026, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
(i)	All or a portion of this senior loan position is unfunded as of July 31, 2026. The Fund had approximately $142,885 in unfunded commitments pursuant to Delayed Draw Term Loan facilities.

POLEN HIGH INCOME ETF
Portfolio of Investments (Concluded)
July 31, 2026
(Unaudited)
(j)	Rate disclosed is the 7-day yield at July 31, 2026.
†	The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment In Kind
SOFR	Secured Overnight Financing Rate

POLEN FOCUS GROWTH ETF
Portfolio of Investments
July 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 98.3%
Aerospace & Defense — 4.9%
ATI, Inc.*	6,926	$ 1,298,210
General Electric Co.	5,057	1,820,874
Howmet Aerospace, Inc.	3,366	950,087
		4,069,171
Broadline Retail — 6.7%
Amazon.com, Inc.*	20,320	5,518,506
Construction & Engineering — 0.9%
EMCOR Group, Inc.	953	759,951
Credit Services — 11.3%
Mastercard, Inc., Class A	8,034	4,604,285
Visa, Inc., Class A	13,043	4,775,434
		9,379,719
Diagnostics & Research — 2.7%
IDEXX Laboratories, Inc.*	3,991	2,231,248
Electrical Equipment — 1.7%
GE Vernova, Inc.	1,441	1,427,008
Financial Data & Stock Exchanges — 3.5%
MSCI, Inc.	5,047	2,888,095
Internet Content & Information — 8.3%
Alphabet, Inc., Class C	15,430	5,503,110
Meta Platforms, Inc., Class A	2,485	1,383,424
		6,886,534
IT Services — 4.6%
Shopify, Inc., Class A*	32,463	3,803,040
Medical Instruments & Supplies — 1.7%
Intuitive Surgical, Inc.*	3,859	1,363,501
Personal Services — 0.6%
Rollins, Inc.	13,731	521,366
Pharmaceuticals — 4.9%
Eli Lilly & Co.	3,545	4,072,638
Real Estate Management & Development — 2.5%
CoStar Group, Inc.*	70,946	2,040,407
Restaurants — 3.5%
Starbucks Corp.	27,433	2,887,323
Semiconductor Equipment & Materials — 2.4%
Lam Research Corp.	6,913	2,025,647
Semiconductors & Semiconductor Equipment — 15.7%
Broadcom, Inc.	14,689	5,718,134
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
NVIDIA Corp.	28,925	$ 5,806,694
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,686	1,490,065
		13,014,893
Software — 8.7%
Microsoft Corp.	15,440	7,175,277
Software Application — 4.9%
ServiceNow, Inc.*	36,317	4,039,540
Software Infrastructure — 4.4%
Oracle Corp.	28,255	3,669,477
Technology Hardware, Storage & Peripherals — 2.0%
Seagate Technology Holdings PLC	1,900	1,626,647
Travel Services — 2.4%
Airbnb, Inc., Class A*	13,268	2,010,367
TOTAL COMMON STOCKS (Cost $75,462,871)		81,410,355
SHORT-TERM INVESTMENT — 1.0%
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.56%(a)	840,808	840,808

TOTAL SHORT-TERM INVESTMENT (Cost $840,808)		840,808

TOTAL INVESTMENTS - 99.3% (Cost $76,303,679)		82,251,163
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		613,879
NET ASSETS - 100.0%		$82,865,042

(a)	Rate disclosed is the 7-day yield at July 31, 2026.
†	The industry designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.
ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN EURO HIGH YIELD BOND ETF
Portfolio of Investments
July 31, 2026
(Unaudited)
	Par Value	Value
CORPORATE BONDS† — 97.7%
Banking — 6.7%
Bank of Ireland Group PLC, 6.125%, 3/18/32	$200,000	$ 238,064
BNP Paribas SA, 6.875%, 12/6/29	200,000	244,862
Commerzbank AG, 7.875%, 10/9/31	200,000	259,025
Credit Agricole SA, 5.875%, 3/23/35	200,000	233,261
Deutsche Bank AG, 6.75%, 10/30/28	200,000	238,992
Societe Generale SA, 6.125%, 3/17/32	200,000	233,525
		1,447,729
Chemicals — 0.5%
Nouryon Finance BV, 6.125%, 7/15/31(a)	100,000	116,786
Consumer Discretionary Products — 9.7%
Beach Acquisition Bidco, LLC, 5.25%, 7/15/32	200,000	231,827
Benteler International Austria GmbH, 7.25%, 6/15/31	100,000	121,935
CT Investment GmbH, 6.375%, 4/15/30	100,000	118,425
Flos B&b Italia SpA, 10.00%, 11/15/28	80,000	96,021
Forvia SE, 5.375%, 3/15/31	200,000	234,272
Gg12 SpA, 6.25%, 4/28/33	100,000	117,301
Goodyear Europe BV, 2.75%, 8/15/28	100,000	112,408
IHO Verwaltungs GmbH, 7.00%, 11/15/31(b)	200,000	246,068
RCI Banque SA, 4.75%, 3/24/37	200,000	229,194
Schaeffler AG, 4.75%, 8/14/29	100,000	116,810
Volvo Car AB, 4.20%, 6/10/29	100,000	115,805
ZF Europe Finance BV, 5.50%, 2/17/32	300,000	342,541
		2,082,607
Consumer Discretionary Services — 8.5%
Allwyn Entertainment Financing UK PLC, 4.625%, 8/15/31	300,000	342,439
Banijay Gaming SAS, 5.125%, 12/10/31	300,000	349,878
Brightstar Lottery Holdings BV, 4.25%, 3/15/30	100,000	116,000
Cirsa Finance International Sarl, 4.875%, 10/15/31	200,000	233,350
Essendi SA, 5.625%, 5/15/32	100,000	116,720
Flutter Treasury DAC, 4.00%, 6/4/31	300,000	339,133
	Par Value	Value
CORPORATE BONDS — (Continued)
Consumer Discretionary Services — (Continued)
Lottomatica Group SpA, 4.625%, 4/30/32(a)	$100,000	$ 114,513
Lottomatica Group SpA, Series REGs, 4.625%, 4/30/32	100,000	114,514
Motel One GmbH, 7.75%, 4/2/31	80,000	97,883
		1,824,430
Consumer Staple Products — 3.2%
Darling Global Finance BV, 4.50%, 7/15/32	300,000	348,232
Flora Food Management BV, 6.875%, 7/2/29	100,000	111,135
Froneri Lux FinCo Sarl, 4.75%, 8/1/32	200,000	223,655
		683,022
Financial Services — 2.1%
Intrum Investments And Financing AB, Series 1, 7.75%, 9/11/28(a)	100,000	114,692
Shift4 Payments, LLC / Shift4 Payments Finance Sub, Inc., 5.50%, 5/15/33	300,000	339,175
		453,867
Food Distribution — 0.8%
Nomad Foods Bondco PLC, 5.25%, 7/15/33(a)	150,000	172,582
Footwear & Accessories — 0.6%
Gg12 SpA, 6.25%, 4/28/33(a)	100,000	117,301
Health Care — 8.6%
Bayer AG, 5.50%, 9/13/54	100,000	117,714
Dolcetto Holdco SpA, 5.625%, 7/14/32	300,000	347,505
Gruenenthal GmbH, 4.625%, 11/15/31	200,000	231,216
IQVIA, Inc., 4.625%, 6/15/33	300,000	345,907
Mehilainen Yhtiot Oy, 5.125%, 6/30/32	100,000	115,844
Nidda Healthcare Holding GmbH, 5.625%, 2/21/30	300,000	348,447
Teva Pharmaceutical Finance Netherlands II BV, 4.125%, 6/1/31	300,000	344,901
		1,851,534
Industrial Products — 1.6%
Czechoslovak Group A/S, Series REGs, 5.25%, 1/10/31	300,000	350,731

POLEN EURO HIGH YIELD BOND ETF
Portfolio of Investments (Continued)
July 31, 2026
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Industrial Services — 10.5%
Aegis Lux 1a Sarl, 5.625%, 10/29/31(b)	$300,000	$ 350,653
Albion Financing 1 Sarl / Aggreko Holdings, Inc., Series REGs, 5.375%, 5/21/30	200,000	236,489
Amber Finco PLC, 6.625%, 7/15/29	100,000	118,783
Biffa Group Holdings Ltd., 5.25%, 6/15/31	250,000	286,174
Cesar SpA, 6.50%, 9/30/31	300,000	354,508
Loxam SAS, 4.25%, 2/15/31	200,000	227,982
Paprec Holding SA, 4.125%, 7/15/30	200,000	228,938
Techem Verwaltungsgesellschaft 675 mbH, 4.625%, 7/15/32	300,000	344,754
Verisure Holding AB, 5.50%, 5/15/30	100,000	118,352
		2,266,633
Industrials — 0.5%
Loxam SAS, 4.625%, 7/22/31(a)	100,000	114,858
Materials — 5.8%
Ball Corp., 4.25%, 7/1/32	200,000	230,909
Constellium SE, 5.375%, 8/15/32	100,000	119,147
Crown European Holdings SACA, 3.75%, 9/30/31	100,000	114,399
CTEC II GmbH, 5.25%, 2/15/30	200,000	222,272
INEOS Finance PLC, 7.875%, 11/15/31	100,000	109,745
Novelis Sheet Ingot GmbH, 3.375%, 4/15/29	200,000	225,160
Silgan Holdings, Inc., 4.25%, 2/15/31	200,000	228,544
		1,250,176
Media — 3.2%
Digi Romania SA, 4.625%, 10/29/31	200,000	229,535
Sunrise FinCo I BV, 4.625%, 5/15/32	200,000	227,091
United Group BV, Series regs, 6.375%, 5/14/33	200,000	230,009
		686,635
Oil & Gas — 1.7%
OEG Finance PLC, 7.25%, 9/27/29	200,000	239,580
Petroleos Mexicanos, 4.875%, 2/21/28	100,000	116,513
		356,093
Real Estate — 5.7%
alstria Sarl, 5.50%, 3/20/31	300,000	343,321
	Par Value	Value
CORPORATE BONDS — (Continued)
Real Estate — (Continued)
Aroundtown Finance Sarl, 5.125%, 7/3/31	$300,000	$ 321,726
Heimstaden Bostad AB, 5.00%, 1/19/31	300,000	336,486
New Immo Holding SA, 4.95%, 11/14/30	200,000	229,081
		1,230,614
Retail & Wholesale - Discretionary — 3.3%
Belron UK Finance PLC, 4.625%, 10/15/29	100,000	117,048
Dufry One BV, 4.75%, 4/18/31	100,000	117,424
Dufry One BV, 4.625%, 6/11/33	200,000	230,647
Fnac Darty SA, 4.75%, 4/1/32	200,000	235,063
		700,182
Retail & Wholesale - Staples — 2.8%
Boots Group Finco LP, Series REGs, 5.375%, 8/31/32	300,000	352,951
Eroski S Coop, Series REGs, 5.75%, 5/15/31	200,000	238,994
		591,945
Software & Technology Services — 1.5%
CoreWeave, Inc., 8.50%, 7/15/32(a)	150,000	155,007
United Group BV, 6.375%, 5/14/33(a)	150,000	172,507
		327,514
Telecommunications — 13.8%
British Telecommunications Ltd., Series emtn, 5.125%, 10/3/54	200,000	235,832
Eutelsat Communications SACA, 5.75%, 3/15/31	300,000	351,545
Fibercop SpA, 5.125%, 6/30/32	400,000	470,121
Iliad Holding SAS, Series REGs, 6.875%, 4/15/31	100,000	120,596
NJJ Continental SA, 4.50%, 1/30/30	100,000	116,375
Odido Holding BV, 3.75%, 1/15/29	100,000	114,867
Proximus SADP, 4.75%, 7/2/31	200,000	231,494
SoftBank Group Corp., 6.375%, 4/22/30	300,000	347,414
Telecom Italia Finance SA, 7.75%, 1/24/33	300,000	415,336
Telefonica Europe BV, 5.752%, 1/15/32	100,000	119,582
Vodafone Group PLC, 4.625%, 9/12/55	400,000	446,993
		2,970,155

POLEN EURO HIGH YIELD BOND ETF
Portfolio of Investments (Concluded)
July 31, 2026
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Travel Services — 1.1%
Essendi SA, 5.625%, 5/15/32(a)	$200,000	$ 233,441
Utilities — 5.5%
EDP SA, 4.75%, 5/29/54	400,000	464,909
Electricite de France SA, 5.625%, 6/17/32	400,000	472,155
UGI International, LLC, 5.00%, 6/1/31	100,000	117,527
UGI International, LLC, 5.00%, 6/1/31(a)	100,000	117,527
		1,172,118
TOTAL CORPORATE BONDS (Cost $21,196,620)		21,000,953

TOTAL INVESTMENTS - 97.7% (Cost $21,196,620)		21,000,953
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.3%		494,234
NET ASSETS - 100.0%		$21,495,187

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2026, these securities amounted to $1,429,212 or 6.65% of net assets. These securities have been determined by the Fund's adviser to be liquid securities.
(b)	Payment-in-kind (“PIK”) security which may pay interest in the form of additional principal amount.
†	The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).
AG	Assured Guaranty
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

POLEN 5PERSPECTIVES SMALL-MID GROWTH ETF
Portfolio of Investments
July 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 99.1%
Aerospace & Defense — 11.5%
BWX Technologies, Inc.	531	$ 89,580
Curtiss-Wright Corp.	119	86,156
Embraer SA, SP ADR	954	65,187
FTAI Aviation Ltd.	51	10,506
Karman Holdings, Inc.*	213	10,256
Mercury Systems, Inc.*	192	18,643
Rocket Lab Corp.*	297	19,290
		299,618
Biotechnology — 8.8%
Ascendis Pharma A/S*	105	25,610
Bridgebio Pharma, Inc.*	272	21,784
Natera, Inc.*	105	28,115
Neurocrine Biosciences, Inc.*	212	35,362
Praxis Precision Medicines, Inc.*	84	25,858
Roivant Sciences Ltd.*	569	19,295
Scholar Rock Holding Corp.*	587	27,762
Twist Bioscience Corp.*	505	46,233
		230,019
Broadline Retail — 1.3%
Etsy, Inc.*	239	19,522
Pattern Group, Inc., Class A*	567	13,052
		32,574
Building Products — 2.3%
Modine Manufacturing Co.*	301	60,519
Capital Markets — 2.0%
Franklin Resources, Inc.	912	30,881
Victory Capital Holdings, Inc., Class A	71	7,031
WisdomTree, Inc.	690	13,365
		51,277
Commercial Services & Supplies — 0.5%
MillerKnoll, Inc.	543	12,228
Communications Equipment — 0.7%
Applied Optoelectronics, Inc.*	57	5,376
Lumentum Holdings, Inc.*	17	12,137
		17,513
Construction & Engineering — 0.5%
Construction Partners, Inc., Class A*	136	14,056
Consumer Finance — 1.1%
SoFi Technologies, Inc.*	1,813	29,570
Electrical Equipment — 4.5%
Bloom Energy Corp., Class A*	246	50,629
	Number of Shares	Value
COMMON STOCKS — (Continued)
Electrical Equipment — (Continued)
Forgent Power Solutions, Inc., Class A*	1,119	$ 37,229
Vicor Corp.*	135	27,995
		115,853
Electronic Equipment, Instruments & Components — 6.4%
Advanced Energy Industries, Inc.	104	30,110
Littelfuse, Inc.	155	68,530
nLight, Inc.*	631	43,413
Novanta, Inc.*	90	12,829
Sanmina Corp.*	60	11,134
		166,016
Energy Equipment & Services — 2.7%
Solaris Energy Infrastructure, Inc.	606	31,155
TechnipFMC PLC	555	39,771
		70,926
Entertainment — 2.3%
Liberty Media Corp.-Liberty Formula One, Class C*	62	6,084
Sphere Entertainment Co.*	376	53,862
		59,946
Financial Services — 1.6%
Affirm Holdings, Inc.*	591	42,262
Ground Transportation — 1.7%
XPO, Inc.*	226	45,419
Health Care Equipment & Supplies — 0.7%
Glaukos Corp.*	105	17,506
Health Care Providers & Services — 6.3%
Billiontoone, Inc., Class A*	263	36,452
BrightSpring Health Services, Inc.*	179	10,688
Brookdale Senior Living, Inc.*	2,788	40,705
Guardant Health, Inc.*	406	65,768
Hinge Health, Inc., Class A*	156	11,654
		165,267
Hotels, Restaurants & Leisure — 2.3%
Cheesecake Factory, Inc. (The)	370	37,526
Life Time Group Holdings, Inc.*	324	14,612
Texas Roadhouse, Inc.	36	7,396
		59,534
Household Durables — 2.0%
Green Brick Partners, Inc.*	94	6,649
SharkNinja, Inc.*	273	44,163
		50,812

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN 5PERSPECTIVES SMALL-MID GROWTH ETF
Portfolio of Investments (Concluded)
July 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Independent Power & Renewable Electricity Producers — 0.5%
Talen Energy Corp.*	39	$ 13,030
Insurance — 1.1%
Oscar Health, Inc., Class A*	903	28,192
IT Services — 6.3%
DigitalOcean Holdings, Inc.*	777	91,297
Twilio, Inc., Class A*	368	72,625
		163,922
Leisure Products — 0.5%
Peloton Interactive, Inc., Class A*	2,032	12,985
Machinery — 4.4%
Alliance Laundry Holdings, Inc.*	853	22,493
CECO Environmental Corp.*	628	41,379
Mueller Industries, Inc.	746	49,542
		113,414
Oil, Gas & Consumable Fuels — 3.6%
Cameco Corp.	607	52,433
Vista Energy SAB de CV, ADR*	588	41,424
		93,857
Passenger Airlines — 2.0%
Copa Holdings SA, Class A	284	40,106
Joby Aviation, Inc.*	1,805	12,906
		53,012
Pharmaceuticals — 1.5%
Jazz Pharmaceuticals PLC*	128	32,366
MBX Biosciences, Inc.*	97	6,395
		38,761
Professional Services — 0.5%
Planet Labs PBC*	627	12,841
Semiconductors & Semiconductor Equipment — 6.2%
FormFactor, Inc.*	249	26,444
Lattice Semiconductor Corp.*	233	28,955
MACOM Technology Solutions Holdings, Inc.*	167	41,990
Semtech Corp.*	244	28,748
SiTime Corp.*	68	36,394
		162,531
Software — 8.9%
Aurora Innovation, Inc.*	2,253	14,532
Clear Secure, Inc., Class A	1,272	70,265
Dropbox, Inc., Class A*	304	9,898
JFrog Ltd.*	487	38,858
RingCentral, Inc., Class A	332	18,466
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software — (Continued)
Rubrik, Inc., Class A*	239	$ 17,294
ServiceTitan, Inc., Class A*	76	6,312
Terawulf, Inc.*	3,218	56,830
		232,455
Specialty Retail — 2.6%
Carvana Co.*	531	33,113
RealReal, Inc. (The)*	579	7,000
Urban Outfitters, Inc.*	176	13,056
Wayfair, Inc., Class A*	157	13,329
		66,498
Technology Hardware, Storage & Peripherals — 0.5%
Everpure, Inc., Class A*	157	12,116
Textiles, Apparel & Luxury Goods — 0.7%
Ermenegildo Zegna N.V.	1,318	19,388
Trading Companies & Distributors — 0.6%
Xometry, Inc., Class A*	194	16,630
TOTAL COMMON STOCKS (Cost $2,280,875)		2,580,547
SHORT-TERM INVESTMENT — 1.1%
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.56%(a)	27,603	27,603

TOTAL SHORT-TERM INVESTMENT (Cost $27,603)		27,603

TOTAL INVESTMENTS - 100.2% (Cost $2,308,478)		2,608,150
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(5,579)
NET ASSETS - 100.0%		$2,602,571

(a)	Rate disclosed is the 7-day yield at July 31, 2026.
†	The industry designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.
ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN 5PERSPECTIVES LARGE GROWTH ETF
Portfolio of Investments
July 31, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 99.8%
Aerospace & Defense — 4.0%
Curtiss-Wright Corp.	49	$ 35,476
Howmet Aerospace, Inc.	105	29,637
		65,113
Automobiles — 5.3%
Tesla, Inc.*	280	87,139
Banks — 1.8%
Barclays PLC, SP ADR	1,084	29,810
Broadline Retail — 7.2%
Amazon.com, Inc.*	433	117,594
Capital Markets — 4.7%
Bank of New York Mellon Corp. (The)	92	14,383
Goldman Sachs Group, Inc. (The)	48	48,882
Robinhood Markets, Inc., Class A*	168	14,542
		77,807
Communications Equipment — 2.1%
Arista Networks, Inc.*	194	34,988
Diversified Telecommunication Services — 1.6%
Space Exploration Technologies Corp., Class A*	240	26,009
Electrical Equipment — 2.5%
Bloom Energy Corp., Class A*	86	17,699
GE Vernova, Inc.	23	22,777
		40,476
Ground Transportation — 0.7%
Uber Technologies, Inc.*	168	11,820
Household Durables — 0.2%
DR Horton, Inc.	25	3,577
Interactive Media & Services — 8.2%
Alphabet, Inc., Class A	376	133,905
IT Services — 5.5%
Cloudflare, Inc., Class A*	122	34,036
Shopify, Inc., Class A*	200	23,430
Snowflake, Inc.*	109	31,967
		89,433
Media — 1.7%
AppLovin Corp., Class A*	25	9,898
EchoStar Corp., Class A*	214	17,995
		27,893
	Number of Shares	Value
COMMON STOCKS — (Continued)
Metals & Mining — 3.3%
ArcelorMittal SA	423	$ 29,669
BHP Group Ltd., SP ADR	299	25,263
		54,932
Oil, Gas & Consumable Fuels — 1.4%
Cameco Corp.	263	22,718
Passenger Airlines — 2.6%
United Airlines Holdings, Inc.*	358	43,436
Pharmaceuticals — 1.5%
Eli Lilly & Co.	21	24,126
Semiconductors & Semiconductor Equipment — 29.0%
Advanced Micro Devices, Inc.*	182	86,659
ASML Holding N.V.	17	27,693
Broadcom, Inc.	176	68,513
GLOBALFOUNDRIES, Inc.	230	11,498
Intel Corp.*	548	49,430
NVIDIA Corp.	747	149,960
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	201	81,254
		475,007
Software — 8.4%
Crowdstrike Holdings, Inc., Class A*	228	43,516
Microsoft Corp.	58	26,953
Nebius Group N.V.*	197	37,511
Palantir Technologies, Inc., Class A*	247	30,396
		138,376
Specialty Retail — 3.7%
Carvana Co.*	980	61,113
Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.	161	49,734
Dell Technologies, Inc., Class C	54	21,890
		71,624
TOTAL COMMON STOCKS (Cost $1,072,245)		1,636,896

TOTAL INVESTMENTS - 99.8% (Cost $1,072,245)		1,636,896
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		3,005
NET ASSETS - 100.0%		$1,639,901

POLEN 5PERSPECTIVES LARGE GROWTH ETF
Portfolio of Investments (Concluded)
July 31, 2026
(Unaudited)
†	The industry designations set forth in the schedule above are those of the Global Industry Classification Standard (“GICS”).
*	Non-income producing.
ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

POLEN ETF FUNDS
Notes to the Quarterly Portfolio of Investments
July 31, 2026
(Unaudited)
A. Portfolio Valuation:
The net asset value (“NAV”) for each of the Funds is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by each Adviser as “valuation designee” under the oversight of the Trust's Board of Trustees (“Board of Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Each Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by each Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board of Trustees.
The Funds have a fundamental policy with respect to industry concentration that it will not invest 25% or more of the value of the Funds’ assets in securities of issuers in any one industry. Since inception the Funds have utilized BICS at the sub-industry level for defining industries for purposes of monitoring compliance with its industry concentration policy. However, at times, the Funds may utilize other industry classification systems such as Morningstar Global Equity Classification System, ICE BofA, or Global Industry Classification Standard, as applicable, for other purposes.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — unadjusted quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) which may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies,

POLEN ETF FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
July 31, 2026
(Unaudited)
and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The valuations for fixed income securities are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of July 31, 2026, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 07/31/26	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Floating Rate Income ETF
Assets
Senior Loans*	$6,672,750	$—	$6,508,116	$164,634
Corporate Bonds*	751,641	—	507,045	244,596
Short-Term Investment	628,579	628,579	—	—
Total Assets	$8,052,970	$628,579	$7,015,161	$409,230
Polen High Income ETF
Assets
Corporate Bonds*	$19,280,282	$—	$18,761,442	$518,840
Senior Loans*	1,595,745	—	1,595,745	—
Short-Term Investment	443,932	443,932	—	—
Total Assets	$21,319,959	$443,932	$20,357,187	$518,840
Polen Focus Growth ETF
Assets
Common Stocks*	$81,410,355	$81,410,355	$—	$—
Short-Term Investment	840,808	840,808	—	—
Total Assets	$82,251,163	$82,251,163	$—	$—
Polen Euro High Yield Bond ETF
Assets
Investments in Securities*	$21,000,953	$—	$21,000,953	$—

POLEN ETF FUNDS
Notes to the Quarterly Portfolio of Investments (Concluded)
July 31, 2026
(Unaudited)
Funds	Total Value at 07/31/26	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen 5Perspectives Small-Mid Growth ETF
Assets
Common Stocks*	$2,580,547	$2,580,547	$—	$—
Short-Term Investment	27,603	27,603	—	—
Total Assets	$2,608,150	$2,608,150	$—	$—
Polen 5Perspectives Large Growth ETF
Assets
Investments in Securities*	$1,636,896	$1,636,896	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their respective net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their respective net assets as of the end of the reporting period.
There are significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.
For the period ended July 31, 2026, an investment having a value of $185,150 for the Polen Floating Rate Income ETF was transferred from Level 2 to Level 3, due to valuing the security using unobservable inputs. Transfers are calculated on the beginning of period values. There were no other transfers between Levels 1, 2 and 3.
For more information with regard to significant accounting policies, see each Fund’s most recent annual report filed with the Securities and Exchange Commission.